Leases	12 Months Ended
Dec. 31, 2021
Leases Disclosure [Abstract]
Leases
1 7 .	Leases

As a lessee
The Group has entered into various operating lease agreements for certain offices, retail and service centers, warehouses for finished goods, parking areas for charging infrastructure, and factories for R&D activities which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.
The Group’s leases, where the Group is the lessee, may include options to extend the lease term and options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise such options.
The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2020	2021
Operating lease right-of-use assets, net	461,184	1,561,175

Lease liabilities - current	119,565	373,488
Lease liabilities - non current	352,501	1,189,754

Total operating lease liabilities	472,066	1,563,242

The components of operating lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2019	2020	2021
Operating lease expense	107,850	125,867	340,744
Short-term lease expense	15,033	30,201	102,901

Total lease expense s	122,883	156,068	443,645

Short-term leases primarily consist of the parking area
s
and
pop-up
stores leases with a term of 12 months or less.
Both operating lease expense and short-term lease expense are recognized as cost of sales, selling, general and administrative expenses and research and development expenses.

Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2019	2020	2021
Weighted-average remaining lease term	5.4 years	4.0 years	5.3 years
Weighted-average discount rate	4.48%	4.43%	4.71%
Because most of the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2019	2020	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	84,975	132,440	289,456
Leased assets obtained in exchange for operating lease liabilities	186,181	130,560	1,329,021
As of December 31, 2021, the maturities of the Group’s operating lease liabilities (excluding short-term leases) are as follows:

As of December 31,
2021
Within 1 year	441,012
Between 1 and 2 years	357,303
Between 2 and 3 years	244,834
Between 3 and 4 years	191,500
Between 4 and 5 years	172,954
Thereafter	398,686

Total minimum lease payments	1,806,289

Less: Interest	(243,047)

Present value of lease obligations	1,563,242
Less: Current portion	(373,488)

Non - current portion of lease obligations	1,189,754